UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08342

Strategic Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Strategic Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS

Bonds & Notes — 66.2%
Security	Principal		U.S. $ Value
Brazil — 0.7%
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	9,627,000	$3,774,432
Total Brazil (identified cost $3,623,899)			$3,774,432
Chile — 0.6%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(1)		$3,000,000	$3,221,100
Total Chile (identified cost $3,000,000)			$3,221,100
Colombia — 1.1%
Republic of Colombia, 11.75%, 3/1/10	COP	13,690,000,000	$6,398,942
Total Colombia (identified cost $6,465,272)			$6,398,942
Egypt — 2.9%
Egyptian Treasury Bill, 0.00%, 11/21/06	EGP	16,275,000	$2,824,131
Egyptian Treasury Bill, 0.00%, 12/5/06	EGP	16,000,000	2,766,493
Egyptian Treasury Bill, 0.00%, 12/12/06	EGP	27,200,000	4,694,668
Egyptian Treasury Bill, 0.00%, 12/26/06	EGP	20,475,000	3,521,379
Egyptian Treasury Bill, 0.00%, 2/27/07	EGP	15,410,000	2,607,850
Total Egypt (identified cost $16,439,400)			$16,414,521
Indonesia — 3.3%
APP Finance VI, 0.00%, 11/18/12(2)(3)(4)		$4,000,000	$50,000
APP Finance VII, 3.50%, 4/30/24(2)(3)(4)		2,000,000	50,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	76,000,000,000	9,182,411
Republic of Indonesia, 12.00%, 9/15/11	IDR	80,000,000,000	9,405,000
Total Indonesia (identified cost $21,666,177)			$18,687,411
United States — 57.6%
Corporate Bonds & Notes — 0.4%
Baltimore Gas and Electric, 6.73%, 6/12/12		$400,000	$420,648
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	300,020

Security	Principal	U.S. $ Value
United States (continued)
Eaton Corp., 8.875%, 6/15/19	$500,000	$640,089
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,147,486
Total Corporate Bonds & Notes (identified cost, $2,235,760)		$2,508,243
Collateralized Mortgage Obligations — 7.6%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	$982,007	$1,010,213
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	864,018	884,830
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,271,938	3,355,042
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	748,302	776,308
Federal National Mortgage Association, Series 1992-180, Class F, 6.494%, 10/25/22(5)	3,418,657	3,525,633
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,052,722	1,076,591
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,481,705	2,580,204
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	3,358,646	3,533,256
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,300,015	2,385,704
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	4,696,356	4,721,095
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	2,996,836	3,115,949
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,924,323	2,070,853
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	753,312	786,000
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,451,977	2,598,698
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	571,231	596,993
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,623,109	3,744,615
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	816,550	835,258
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,039,438
Total Collateralized Mortgage Obligations (identified cost, $43,780,947)		$42,636,680

See notes to financial statements

Strategic Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Mortgage Pass-Throughs — 48.3%
Federal Home Loan Mortgage Corp.:
5.463% with maturity at 2023(6)	$1,857,189	$1,868,218
6.00% with maturity at 2024	7,464,934	7,606,319
6.50% with various maturities to 2024	9,114,423	9,429,172
7.00% with various maturities to 2024	3,474,196	3,654,639
7.31% with maturity at 2026	784,032	829,158
7.50% with various maturities to 2026	7,680,666	8,206,056
7.95% with maturity at 2022	919,927	993,549
8.00% with various maturities to 2021	222,944	233,573
8.15% with maturity at 2021	673,905	678,788
8.30% with maturity at 2021	508,568	553,514
8.47% with maturity at 2018	474,170	515,198
8.50% with various maturities to 2028	3,308,041	3,634,526
9.00% with various maturities to 2027	1,912,679	2,117,035
9.25% with various maturities to 2016	227,174	232,213
9.50% with various maturities to 2027	698,720	781,497
9.75% with various maturities to 2020	63,336	67,659
10.50% with maturity at 2021	1,123,543	1,283,147
11.00% with maturity at 2016	1,723,063	1,954,430
13.25% with maturity at 2013	4,042	4,528
		$44,643,219
Federal National Mortgage Association:
5.134% with various maturities to 2033(6)	$43,774,009	$43,790,027
5.32% with maturity at 2035(6)	12,755,177	12,756,918
5.34% with various maturities to 2035(6)	88,999,935	88,954,873
5.382% with maturity at 2022(6)	4,868,466	4,869,530
5.49% with maturity at 2025(6)	3,153,814	3,167,598
5.534% with maturity at 2023(6)	666,590	676,773
5.69% with maturity at 2024(6)	2,957,648	2,985,404
6.322% with maturity at 2032(6)	9,324,852	9,496,369
6.50% with various maturities to 2028	7,198,270	7,435,468
6.622% with maturity at 2028(6)	731,984	748,368
7.00% with various maturities to 2024	1,764,358	1,845,311
7.50% with various maturities to 2027	11,294,862	11,886,196
8.00% with various maturities to 2028	13,143,289	14,199,062
8.50% with various maturities to 2026	332,055	347,412
8.946% with maturity at 2010	156,978	162,306
9.00% with various maturities to 2024	1,166,130	1,264,470
9.013% with maturity at 2028	2,013,757	2,214,603
9.50% with various maturities to 2030	2,725,455	3,048,893
		$209,849,581
Government National Mortgage Association:
5.125% with maturity at 2024(6)	$1,338,795	$1,364,866
7.00% with various maturities to 2024	3,418,716	3,597,573
7.50% with various maturities to 2028	4,254,006	4,543,789
7.75% with maturity at 2019	47,724	51,203

Security	Principal	U.S. $ Value
United States (continued)
8.00% with various maturities to 2023	$1,664,532		$1,801,695
8.30% with various maturities to 2020	418,687		453,320
8.50% with various maturities to 2021	319,230		346,353
9.00% with various maturities to 2025	1,242,546		1,374,207
9.50% with various maturities to 2026	3,728,870		4,210,560
			$17,743,566
Total Mortgage Pass-Throughs (identified cost, $273,440,906)			$272,236,366
Auction Rate Certificates — 0.9%
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 5.30%, 7/1/33(6)	$2,575,000		$2,575,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 5.40%, 7/1/32(6)	2,425,000		2,425,000
Total Auction Rate Certificates (identified cost, $5,000,000)			$5,000,000
U.S. Treasury Obligations — 0.4%
United States Treasury Bond, 7.875%, 2/15/21(7)— (identified cost, $1,814,074)	$1,500,000		$1,975,196
Total United States (identified cost $326,271,687)			$324,356,485
Total Bonds & Notes (identified cost, $377,466,435)			$372,852,891
Common Stocks — 0.2%
Security	Shares	Value
China — 0.2%
Commercial Banks — 0.2%
Industrial and Commercial Bank of China(2)	2,191,752	HKD	980,341
			980,341
Total China (identified cost $873,015)			980,341

See notes to financial statements

Strategic Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Indonesia — 0.0%
Business Services — 0.0%
APP China(2)	8,155	$326,200
		$326,200
Total Indonesia (identified cost $1,522,635)		$326,200
Total Common Stocks (identified cost $2,395,650)		$1,306,541
Short-Term Investments — 33.5%
Security	Principal	Value
Bavaria TRR Corp., Commercial Paper, 5.27%, 11/1/06	$22,000,000	$22,000,000
Golden Fish, LLC, Commercial Paper, 5.29%, 11/20/06	25,000,000	24,930,201
Investors Bank and Trust Company Time Deposit, 5.31%, 11/1/06	578,711	578,711
Investors Bank and Trust Company Time Deposit, 5.31%, 11/1/06(8)	31,405,000	31,405,000
La Fayette Asset Securitization, LLC, Commercial Paper, 5.28%, 11/14/06	20,000,000	19,961,866
Polonius Inc., Commercial Paper, 5.28%, 11/16/06	20,000,000	19,956,000
Rhineland Funding Capital Corp., Commercial Paper, 5.30%, 11/3/06	20,000,000	19,994,111
Starbird Funding Corp., Commercial Paper, 5.27%, 11/7/06	25,000,000	24,978,042
World Omni Vehicles Leasing, Commercial Paper, 5.29%, 11/8/06	25,000,000	24,974,285
Total Short-Term Investments (at amortized cost, $188,778,216)		$188,778,216
Call Options Purchased — 0.4%
Security	Principal Amount (000's omitted)	Value
Euro Call Option, Expires 10/02/2008, Strike Price 1.2738(9)	$800	$49,525
Euro Call Option, Expires 10/14/2008, Strike Price 1.2950(9)	800	41,333
Euro Call Option, Expires 10/20/2008, Strike Price 1.2990(9)	800	40,050
Euro Call Option, Expires 10/30/2008, Strike Price 1.3155(9)	800	34,778
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	1,255,753

Call Options Purchased (continued)
Security	Principal Amount (000's omitted)	Value
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	$32	$401,874
Total Call Options Purchased (identified cost, $808,350)		$1,823,313
Put Options Purchased — 0.0%
Security	Principal Amount (000's omitted)	Value
Euro Put Option, Expires 10/02/2008, Strike Price 1.2738(9)	$800	$25,818
Euro Put Option, Expires 10/14/2008, Strike Price 1.2950(9)	800	32,847
Euro Put Option, Expires 10/20/2008, Strike Price 1.2990(9)	800	34,346
Euro Put Option, Expires 10/30/2008, Strike Price 1.3155(9)	800	40,732
Total Put Options Purchased (identified cost, $166,880)		$133,743
Total Investments — 100.3% (identified cost $569,615,531)		$564,894,704
Other Assets, Less Liabilities — (0.3)%		$(1,668,866)
Net Assets — 100.0%		$563,225,838

BRL - Brazilian Real

COP - Colombian Peso

EGP - Egyptian Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

(1)  Security pays 3.8% coupon and accrues principal based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.

(2)  Non-income producing security.

(3)  Convertible bond.

(4)  Defaulted security.

(5)  Floating-Rate.

(6)  Adjustable rate securities. Rates shown are the rates at period end.

(7)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(8)  Security (or a portion thereof) has been segregated to cover swap contracts.

(9)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

Strategic Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Assets and Liabilities

As of October 31, 2006

Assets
Investments, at value (identified cost, $569,615,531)	$564,894,704
Cash	870
Receivable for investments sold	399,371
Interest receivable	2,890,657
Receivable for daily variation margin on open financial futures contracts	493,688
Receivable for open forward foreign currency contracts	1,949,700
Receivable for open swap contracts	718,352
Total assets	$571,347,342
Liabilities
Payable for investments purchased	$3,525,592
Payable for open swap contracts	2,751,968
Payable for open forward foreign currency contracts	1,419,839
Payable for options purchased	78,530
Payable to affiliate for investment advisory fees	220,246
Payable to affiliate for administration fees	72,020
Payable to affiliate for Trustees' fees	1,629
Accrued expenses	51,680
Total liabilities	$8,121,504
Net Assets applicable to investors' interest in Portfolio	$563,225,838
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$568,340,173
Net unrealized depreciation (computed on the basis of identified cost)	(5,114,335)
Total	$563,225,838

Statement of Operations

For the Year Ended
October 31, 2006

Investment Income
Interest (net of foreign taxes, $52,362)	$25,189,818
Dividends	27,396
Total investment income	$25,217,214
Expenses
Investment adviser fee	$2,172,996
Administration fee	732,529
Trustees' fees and expenses	20,040
Custodian fee	173,095
Legal and accounting services	131,482
Miscellaneous	20,043
Total expenses	$3,250,185
Deduct — Reduction of custodian fee	$2,126
Total expense reductions	$2,126
Net expenses	$3,248,059
Net investment income	$21,969,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,390,296)
Financial futures contracts	1,634,027
Swap contracts	1,207,227
Foreign currency and forward foreign currency exchange contract transactions	9,182,615
Net realized gain	$9,633,573
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,432,128
Financial futures contracts	448,501
Swap contracts	(613,963)
Foreign currency and forward foreign currency exchange contracts	729,936
Net change in unrealized appreciation (depreciation)	$3,996,602
Net realized and unrealized gain	$13,630,175
Net increase in net assets from operations	$35,599,330

See notes to financial statements

Strategic Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2006	Year Ended October 31, 2005
From operations — Net investment income	$21,969,155	$12,219,840
Net realized gain from investments, financial futures contracts, swap contracts, and foreign currency, and forward foreign currency exchange contract transactions	9,633,573	16,473,681
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contracts	3,996,602	(6,003,853)
Net increase in net assets from operations	$35,599,330	$22,689,668
Capital transactions — Contributions	$547,451,590	$258,350,420
Withdrawals	(430,504,785)	(194,304,717)
Net increase in net assets from capital transactions	$116,946,805	$64,045,703
Net increase in net assets	$152,546,135	$86,735,371
Net Assets
At beginning of year	$410,679,703	$323,944,332
At end of year	$563,225,838	$410,679,703

See notes to financial statements

Strategic Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.66%	0.66%	0.68%	0.71%	0.77%
Expenses after custodian fee reduction	0.66%	0.66%	0.68%	0.71%	0.77%
Net investment income	4.49%	3.23%	3.10%	3.36%	5.88%
Portfolio Turnover	41%	59%	55%	71%	63%
Total Return	7.60%	6.48%	6.97%	12.97%	5.25%
Net assets, end of year (000's omitted)	$563,226	$410,680	$323,944	$277,081	$190,453

(1)  The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%.

See notes to financial statements

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end investment company. The Portfolio was organized as a trust under the laws of the State of New York in 1992. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2006, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 87.9% and 12.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Most seasoned mortgage backed securities ("MBS") are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities (other than short-term obligations maturing in sixty days or less but including collateralized mortgage obligations and certain MBS), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. When valuing foreign investments that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable or other instruments that have strong correlation to the fair-valued securities. Financial futures contracts and options thereon listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  When-Issued and Delayed Delivery Transactions — The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Written Options — The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

J  Reverse Repurchase Agreements — The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

K  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

M  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

O  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

P  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Q  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets and gross income exceed certain levels. For the year ended October 31, 2006, the fee was equivalent to 0.44% of the Portfolio's average net assets for such period and amounted to $2,172,996. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $732,529 for the year ended October 31, 2006.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2006.

  4  Investment Transactions

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 2006, the Portfolio had invested approximately 8.04% of its net assets or approximately $45,275,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the year ended October 31, 2006 were as follows:

Purchases
Investments (non-U.S. Government)	$28,413,752
U.S. Government Securities	133,483,759
$161,897,511
Sales
Investments (non-U.S. Government)	$86,559,364
U.S. Government Securities	130,750,665
$217,310,029

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of October 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from forward contracts, swap contracts, open futures as well as margin requirements on open futures contracts. A summary of obligations under these financial instruments at October 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
11/03/06	Brazilian Real 12,800,000	United States Dollar 5,967,366	$(19,538)
11/10/06	Canadian Dollar 8,500,000	United States Dollar 7,538,803	(49,425)
11/02/06	Serbian Dinar 171,000,000	Euro 2,164,557	(8,743)
11/02/06	Euro 50,706	United States Dollar 64,720	3
11/16/06	Japanese Yen 1,100,000,000	United States Dollar 9,439,467	32,154
11/14/06	New Zealand Dollar 13,823,278	Australian Dollar 11,900,000	(42,750)
01/08/07	Thai Bhat 338,000,000	United States Dollar 8,963,140	(246,251)
			$(334,550)

Purchases
Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
11/03/06	Brazilian Real 12,800,000	United States Dollar 5,824,006	$162,898
12/04/06	Brazilian Real 12,800,000	United States Dollar 5,933,068	19,590
11/02/06	Serbian Dinar 171,000,000	Euro 2,113,851	73,461
11/14/06	Serbian Dinar 115,000,000	Euro 1,432,397	34,436
11/16/06	Serbian Dinar 171,000,000	Euro 2,159,909	12,596
11/06/06	Egyptian Pound 20,219,267	United States Dollar 3,532,058	(7,634)
11/03/06	Indonesian Rupiah 75,000,000,000	United States Dollar 8,109,862	120,591
11/03/06	Indian Rupee 410,000,000	United States Dollar 8,926,627	177,700
11/09/06	Icelandic Kroner 812,296,000	Euro 9,421,196	(38,969)
11/27/06	Icelandic Kroner 773,754,000	Euro 8,925,219	(35,742)
11/28/06	Kazakhstan Tenge 354,300,000	United States Dollar 2,777,734	(4,104)
08/03/07	Kazakhstan Tenge 163,000,000	United States Dollar 1,376,689	(98,936)
11/09/06	Mexican Peso 86,070,000	United States Dollar 7,950,819	44,594
11/21/06	Mexican Peso 62,200,000	United States Dollar 5,739,967	34,821
11/10/06	Malaysian Ringgit 52,900,000	United States Dollar 14,421,242	67,542
11/13/06	Malaysian Ringgit 43,200,000	United States Dollar 11,711,126	122,627
12/01/06	Malaysian Ringgit 41,000,000	United States Dollar 11,185,377	55,430
11/03/06	Phillippines Peso 563,800,000	United States Dollar 11,305,847	6,352
12/01/06	Phillippines Peso 562,000,000	United States Dollar 11,235,730	21,584
11/03/06	Romanian Leu 27,425,000	Euro 7,777,715	25,385

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
11/13/06	Romanian Leu 24,100,000	Euro 6,825,262	$21,833
11/20/06	Romanian Leu 35,652,000	Euro 10,136,686	(31,603)
11/03/06	Singapore Dollar 12,300,000	United States Dollar 7,809,028	90,380
11/02/06	Turkish Lira 3,415,000	United States Dollar 2,332,332	7,446
11/03/06	Turkish Lira 9,500,000	United States Dollar 6,474,036	32,454
11/30/06	Turkish Lira 9,723,000	United States Dollar 6,643,662	(50,321)
			$864,411
Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/06	80 Nikkei 225	Long	$6,514,000	$6,546,000	$32,000
12/06	1,653 U.S. 10 Year Treasury Note	Long	177,273,322	178,885,594	1,612,272
12/06	46 Japan 10 Year Bond	Short	(53,098,411)	(53,255,468)	(157,057)
12/06	165 FTSE/ JSE Africa Top 40 Index	Short	(4,483,198)	(4,838,074)	(354,876)
					$1,132,339

Descriptions of the underlying instruments to Futures Contracts: Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Africa Top 40 Index: Index designed to reflect the overall performance of the stocks of the largest companies on the JSE. The index is Co-owned and Co-managed by JSE and FTSE.

Interest Rate Swaps

As of October 31, 2006, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of 45,500,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 9.870% on the same notional amount. The effective date of the interest rate swap is June 8, 2006. The value of the contract, which terminates June 26, 2016, is recorded as a receivable for open swap contracts of $403,094, on October 31, 2006.

As of October 31, 2006, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of 500,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 7.620% on the same notional amount. The effective date of the interest rate swap is October 13, 2006. The value of the contract, which terminates October 12, 2007, is recorded as a receivable for open swap contracts of $41,400, on October 31, 2006.

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swaps
Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
4,000,000	USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(234,818)

10,000,000	USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(569,613)

5,000,000	USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	$(114,227)

5,000,000	USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 to pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Indonesia, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to JP Morgan Chase Bank	(161,378)

5,000,000	USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(478,294)

3,000,000	USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(152,715)

50,000,000	USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(401,531)

30,000,000	USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	53,681

6,000,000	USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	(2,404)

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
20,000,000	USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	45,546

5,000,000	USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	$(114,227)

5,000,000	USD	7/20/2011	Agreement with Credit Suisse First Boston dated 7/18/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon default event Turkey, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey Credit Suisse First Boston.	(221,191)

5,000,000	USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	(114,227)

10,000,000	USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 5/16/2006 to pay 1.73% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Indonesia, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to Citigroup Global Markets, Inc.	(182,887)

7,000,000	USD	5/20/2011	Agreement with HSBC Bank USA dated 5/5/2006 to pay 1.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Serbia, HSBC Bank USA agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Serbia to HSBC Bank USA.	116,181

13,112,000	USD	8/20/2009	Agreement with JP Morgan Chase Bank whereby the Portfolio makes a payment every 3 months at a fixed rate equal to 0.61% times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Brazil, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Brazil to JP Morgan Chase Bank	(4,456)

8,434,000	USD	8/20/2011	Agreement with JP Morgan Chase Bank whereby the Portfolio receives a payment every 3 months at a fixed rate equal to 1.25% times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Brazil the portfolio agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Brazil to JP Morgan Chase Bank	45,023

18,200,000	USD	12/20/2016	Agreement with Credit Suisse First Boston dated 10/19/2006 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Italy, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Italy to Credit Suisse First Boston.	13,427

Strategic Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments at October 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$571,907,420
Gross unrealized appreciation	$2,438,306
Gross unrealized depreciation	(9,451,022)
Net unrealized depreciation	$(7,012,716)

The net unrealized depreciation on foreign currency, swaps, forwards and futures contracts at October 31, 2006 on a federal income tax basis was $(393,508).

  7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Strategic Income Portfolio as of October 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 2006, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 27, 2006

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the Strategic Income Portfolio, the Boston Income Portfolio, the Floating Rate Portfolio, the High Income Portfolio and the Investment Grade Income Portfolio (the "Portfolios"), the portfolios in which the Eaton Vance Strategic Income Fund (the "Fund") invests, each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high grade debt securities. With respect to the Floating Rate Portfolio, the Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Portfolios, including four portfolio managers and 15 analysts. With respect to the Boston Income Portfolio and High Income Portfolios, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five-and ten-year periods ended September 30, 2005 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that on a risk-adjusted basis, the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolios and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint for the Floating Rate Portfolio with respect to assets that exceed $10 billion, and for the Boston Income Portfolio with respect to assets that exceed $5 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, several of which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Strategic Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Boston Income Portfolio (BIP), Floating Rate Portfolio (FRP), High Income Portfolio (HIP), Investment Grade Income Portfolio (IGIP) and Strategic Income Portfolio (SIP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee (1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of HIP and SIP since 1992; of FRP and IGIP since 2000 and BIP since 2001	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolios.	170	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	170	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of HIP and SIP since 1993; of FRP and IGIP since 2000; of BIP since 2001 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	170	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	170	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	170	None

Eaton Vance Strategic Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee (1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of HIP and SIP since 1993; of FRP and IGIP since 2000 and BIP since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	170	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust, HIP and SIP since 1998; of FRP and IGIP since 2000 and of BIP since 2001	Professor of Law, University of California at Los Angeles School of Law.	170	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	170	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	President of EVC, EVM, BMR and EV and Director of EVC. Chief Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies and 5 private investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President of BIP and HIP	Vice President of HIP since 2000 and of BIP since 2001	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	President of IGIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 17 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President of IGIP	Since 2006	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust and IGIP	Vice President of the Trust since 2006 and of IGIP since 2002	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Eaton Vance Strategic Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Scott H. Page 11/30/59	Vice President of FRP	Since 2000	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

Cliff Quisenberry, Jr. 1/1/65	Vice President of the Trust	Since 2006	Vice President and Director of Research and Product Development of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust and SIP	Since 2002	Vice President of EVM and BMR. Officer of 30 registered investment companies managed by EVM or BMR.

Payson F. Swaffield 8/13/56	Vice President of FRP	Since 2002(2)	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	President of SIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 5 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	President of BIP and HIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of IGIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 52 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of BIP, FRP, HIP and SIP	Since 2005	Vice President of EVM and BMR. Previously, Senior Manager at PricewaterhouseCoopers, LLP (1997-2005). Officer of 71 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms Kenyon served as Vice President of IGIP since 2001, Mr. Swaffield served as Vice President of FRP since 2000, Mr. Venezia served as Vice President of SIP since 1992, Mr. Weilheimer served as Vice President of HIP since 1995 and BIP since 2001 and Mr. Austin served as Assistant Treasurer of IGIP since 2000. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

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Investment Adviser of Strategic Income Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP

125 High Street

Boston, MA 02110

Eaton Vance Strategic Income Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

028-12/06  SISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2005 and October 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2005	10/31/2006

Audit Fees	$90,700	$99,300

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,950	$8,425

All Other Fees(3)	$0	$0

Total	$98,650	$107,725

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/ 2005	10/31/2006

Registrant	$7,950	$8,425

Eaton Vance(1)	$33,235	$68,486

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 15, 2006

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 15, 2006